Nature of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Nature of Business
(1)	Nature of Business

TriSalus Life Sciences, Inc. (the “Company,” “we,” “us”), a Delaware corporation, was incorporated in 2009 as Surefire Medical, Inc. We began doing business as TriSalus Life Sciences (“TriSalus”) in 2018, and changed our name to TriSalus Life Sciences, Inc. in August 2021. We are engaged in the research, development, and sales of innovative drug delivery technology and immune-oncology therapeutics to improve outcomes in difficult to treat liver and pancreatic cancer. Our technology is utilized in the delivery of our therapeutics and administered by interventional radiologists. We are developing and marketing two product lines — Pressure Enabled Drug Delivery (“PEDD™) infusion systems, in use today, and an investigational agent, SD-101, which shows potential to enhance immune system response in the treatment of hepatocellular cancer, pancreatic cancer and other liver solid tumors. Our PEDD with SmartValve™ is the only technology designed to work in synchrony with the cardiac cycle to open collapsed vessels in the tumor to enable deeper perfusion and improve therapeutic drug delivery in tumors with high intratumoral pressure. PEDD with SmartValve has been shown in prospective and retrospective clinical studies and in multiple pre-clinical models to improve therapy uptake and tumor response.

TriNav™ is the newest therapy delivery device with SmartValve technology for the proprietary PEDD approach. Current sales consist of the TriNav Infusion System, introduced in 2020, and a family of related guiding catheters. In 2020, we gained transitional pass-through payments (“TPT”) approval from the Centers for Medicare & Medicaid Services (“CMS”), which allows hospitals to cover the cost of using TriNav. The approval is scheduled to expire at the end of 2023. On June 1, 2023, TriSalus applied for a new technology Ambulatory Payment Classifications (“APC”) code with CMS and met with them on June 26, 2023, to review the application. If granted, the new technology APC code would allow for continuing reimbursement for the TriNav device at similar reimbursement rates for the period beginning January 1, 2024, but there can be no assurance that such code will be granted or that continuing reimbursement will be available at similar reimbursement rates, or at all.

We believe the full potential of our technology can be realized through the combination of our drug delivery technology with immune-oncology drugs, so, in July 2020, we acquired our first immune-oncology drug, SD-101, and began clinical development of SD-101 for treatment of liver and pancreatic cancers.

We have funded operations to date principally with proceeds from the sale of preferred stock and from the issuance of debt and convertible debt. Since inception of the Company in 2009 through June 30, 2023, we have issued for cash $122,980 of preferred stock, which, along with $523 from common stock and $57,466 from convertible notes and warrants, has funded our accumulated deficit of $211,581. During the six months ended June 30, 2023, we raised $9,183 in cash through the issuance of Series B-2 preferred stock, $5,127 in cash through the issuance of Series B-3 preferred stock, and $66 from the exercise of stock options.

As of June 30, 2023, we had cash and cash equivalents of $3,904. The Company is still in its early stage, has yet to generate revenues sufficient to create positive cash flow and has an accumulated deficit of $211,581 as of June 30, 2023. We are currently undergoing a strategic transformation from a company focused solely on the sale of our infusion systems to a therapeutics company whereby our medical devices will be marketed alongside the pharmaceutical drugs and other treatments that the devices deliver to patients. This transformation requires that we restructure our operating infrastructure, resulting in an increase in operating expenses — including the development of a candidate pharmaceutical — that, in the short term, will not be fully offset by increased revenues. We expect that, absent the plans described below, cash on hand will last into the third quarter of 2023.

In accordance with ASC Topic 205-40, Presentation of Financial Statements, Going Concern: Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, we are required to evaluate whether there is substantial doubt about our ability to continue as a going concern each reporting period. In evaluating our ability to continue as a going concern, management projected our cash flow sources and needs and evaluated the conditions and events have raised substantial doubt about our ability to continue as a going concern within one year after the date that these consolidated financial statements were issued. Management’s plans to address the conditions and events have considered our current projections of future cash flows, current financial condition, sources of liquidity and debt obligations for at least one year from the date of issuance of these consolidated financial statements in considering whether we have the ability to fund future operations and meet our obligations as they become due in the normal course of business.

Our ability to fund future operations and to continue the execution of our long-term business plan and strategy, including our transformation into a therapeutics company, will require that we raise additional capital through the issuance of additional equity and/or long-term debt. There can be no assurance that we will be able to raise such additional financing or, if available, that such financing can be obtained on satisfactory terms. If adequate capital resources are not available on a timely basis, we intend to consider limiting our operations substantially. This limitation of operations could include a hiring freeze, reductions in our workforce, reduction in cash compensation, deferring clinical trials and capital expenditures, and reducing other operating costs.

Our current operating plan, which is in part determined based on our most recent results and trends, along with the items noted above, causes substantial doubt to exist about our ability to continue as a going concern and management’s plans do not alleviate the existence of substantial doubt. Our financial statements have been prepared assuming we will continue as a going concern, which contemplates the continuity of normal business activities and realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments that might be necessary should we be unable to continue as a going concern.

We are subject to various risks and uncertainties frequently encountered by companies in the early stages of growth, particularly companies in the rapidly evolving market for medical technology-based and pharmaceutical products and services. Such risks and uncertainties include, but are not limited to, a limited operating history, need for additional capital, a volatile business and technological environment, the process to test and obtain approval to market the candidate pharmaceutical, an evolving business model, and demand for our products. To address these risks, we must, among other things, gain access to capital in amounts and on acceptable terms, maintain and increase our customer base, implement and successfully execute our business strategy, develop the candidate pharmaceutical, continue to enhance our technology, provide superior customer service, and attract, retain, and motivate qualified personnel. There can be no guarantee that we will be successful in addressing such risks.

On August 10, 2023, we completed the Business Combination with MedTech Acquisition Corporation, in which we received $42,854, less expenses of the Business Combination of $6,050.

(1)Nature of Business

TriSalus Life Sciences, Inc. (the “Company,” “we,” “us”), a Delaware corporation, was incorporated in 2009 as Surefire Medical, Inc. The Company began doing business as TriSalus Life Sciences (“TriSalus”) in 2018, and changed its name to TriSalus Life Sciences, Inc, in August 2021. We are engaged in the research, development, and sales of innovative drug delivery technology and immune-oncology therapeutics to improve outcomes in difficult to treat liver and pancreatic cancer. Our technology is utilized in the delivery of our therapeutics and administered by interventional radiologists. We are developing and marketing two product lines — Pressure Enabled Drug Delivery (“PEDD™”) infusion systems, in use today, and an investigational agent, SD-101, which shows potential to enhance immune system response in the treatment of hepatocellular cancer, pancreatic cancer and other liver solid tumors. Our PEDD with SmartValve™ is the only technology designed to work in synchrony with the cardiac cycle to open collapsed vessels in the tumor to enable deeper perfusion and improve therapeutic drug delivery in tumors with high intratumoral pressure. PEDD with SmartValve has been shown in prospective and retrospective clinical studies and in multiple pre-clinical models to improve therapy uptake and tumor response.

TriNav™ is the newest therapy delivery device with SmartValve technology for the proprietary PEDD approach. Current sales consist of the TriNav infusion System, introduced in 2020, the Surefire Medical infusion System and a family of related guiding catheters. In 2020, we gained transitional pass-through payments (“TPT”) approval from the Centers for Medicare & Medicaid Services (“CMS”), which allows hospitals to cover the cost of using TriNav. The approval is scheduled to expire at the end of 2023; we are actively seeking an extension of the approval.

We believe the full potential of our technology can be realized through the combination of our drug delivery technology with immune-oncology drugs, so, in July 2020, we acquired our first immune-oncology drug, SD-101, and began clinical development of SD-101 for treatment of liver and pancreatic cancers.

We have funded operations to date principally with proceeds from the sale of preferred stock and from the issuance of debt and convertible debt. Since inception of the Company in 2009 through December 31, 2022, we have issued for cash $108,664 of preferred stock, $458 of common stock and $57,466 of convertible notes and warrants, which has funded the cumulative net losses of $186,358. During the year ended December 31, 2022, we raised $13,499 in cash through the issuance of Series B-1 and Series B-2 preferred stock and $94 from the exercise of stock options. In March 2021, all of the then outstanding principle amount of convertible notes, with accumulated interest, converted to shares of Series B preferred stock in accordance with the terms contained in the note agreements; the note conversion did not raise any cash. See notes 10 and 11 for further discussion of the convertible debt, warrants and the 2022 financing rounds.

As of December 31, 2022, we had cash, cash equivalents and restricted cash of $9,664. The Company is still in its early stage, has yet to generate revenues sufficient to create positive cash flow and has accumulated deficit of $186,358 as of December 31, 2022. We are currently undergoing a strategic transformation from a company focused solely on the sale of our infusion systems to a therapeutic company whereby our medical devices will be marketed alongside the pharmaceutical drugs and other treatments that the devices deliver to patients. This transformation requires that we restructure our operating infrastructure, resulting in an increase in operating expenses — including the development of a candidate pharmaceutical — that, in the short term, will not be fully offset by increased revenues.

In accordance with ASC Topic 205-40, Presentation of Financial Statements, Going Concern: Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, we are required to evaluate whether there is substantial doubt about our ability to continue as a going concern each reporting period. In evaluating our ability to continue as a going concern, management projected our cash flow sources and needs and evaluated the conditions and events that could raise substantial doubt about our ability to continue as a going concern within one year after the date that these consolidated financial statements were issued. Management considered our current projections of future cash flows, current financial condition, sources of liquidity and debt obligations for at least one year from the date of issuance of these consolidated financial statements in considering whether we have the ability to fund future operations and meet our obligations as they become due in the normal course of business.

Our ability to fund future operations and to continue the execution of our long-term business plan and strategy, including our transformation into a therapeutics company, will require that we raise additional capital through the issuance of additional equity and/or long-term debt. There can be no assurance that we will be able to raise such additional financing or, if available, that such financing can be obtained on satisfactory terms. If adequate capital resources are not available on a timely basis, we intend to consider limiting our operations substantially. This limitation of operations could include a hiring freeze, reductions in our workforce, reduction in cash compensation, deferring clinical trials and capital expenditures, and reducing other operating costs.

Our current operating plan, which is in part determined based on our most recent results and trends, along with the items noted above, raises substantial doubt about the Company’s ability to continue as a going concern. Our financial statements have been prepared assuming we will continue as a going concern, which contemplates the continuity of normal business activities and realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments that might be necessary should we be unable to continue as a going concern.

We are subject to various risks and uncertainties frequently encountered by companies in the early stages of growth, particularly companies in the rapidly evolving market for medical technology-based and pharmaceutical products and services. Such risks and uncertainties include, but are not limited to, a limited operating history, need for additional capital, a volatile business and technological environment, the process to test and obtain approval to market the candidate pharmaceutical, an evolving business model, and demand for our products. To address these risks, we must, among other things, gain access to capital in amounts and on acceptable terms, maintain and increase our customer base, implement and successfully execute our business strategy, develop the candidate pharmaceutical, continue to enhance our technology, provide superior customer service, and attract, retain, and motivate qualified personnel. There can be no guarantee that we will be successful in addressing such risks.